Distribution of Interest Income by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Disclosure [Line Items]
Interest income	$ 1,151	$ 986	$ 1,151
Ireland
Segment Reporting Disclosure [Line Items]
Interest income	284	355	464
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Interest income	798	501	661
United States
Segment Reporting Disclosure [Line Items]
Interest income			3
Other
Segment Reporting Disclosure [Line Items]
Interest income	$ 69	$ 130	$ 23